Reconciliation of Financial Statements to Form 5500 - Reconciliation to the Form 5500 of the Increase in Net Assets Available for Plan Benefits (Details) - EBP 333 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Increase in net assets as reported in the financial statements	$ 117,493
Deemed distributions reported in 2025 Form 5500	(35)
Deemed distributions reported in 2024 Form 5500	8
Increase in net assets as reported in the Form 5500	$ 117,466